Significant accounting policies - Amortization (Details)	12 Months Ended
Dec. 31, 2017
Technology
Detailed information about intangible assets
Estimated useful lives	8 years
Minimum | Software licenses
Detailed information about intangible assets
Estimated useful lives	3 years
Minimum | Customer relations
Detailed information about intangible assets
Estimated useful lives	5 years
Maximum | Software licenses
Detailed information about intangible assets
Estimated useful lives	10 years
Maximum | Customer relations
Detailed information about intangible assets
Estimated useful lives	8 years